Goodwill - Schedule of Carrying Value of Goodwill (Details) - Merchandise [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Value of Goodwill [Line Items]
Balance at beginning	¥ 26,638,707	¥ 40,407,135
Additions		54,164,199
Balance at ending	4,973,027	26,638,707
Cook SF [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill		(19,776,660)
Lin [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill		(3,399,342)
Lishang [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill		(3,212,770)
Yuli [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill		(3,496,218)
Yai’s Thai [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill	¥ (21,665,680)	(32,498,519)
Yunmao [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill		¥ (5,549,118)